Shareholders' Equity - Distributable Reserves Narrative (Details) - USD ($) $ in Billions	Dec. 31, 2019	Jul. 16, 2019	Dec. 31, 2018
Equity [Abstract]
Distributable reserves available amount	$ 32.4	$ 31.0	$ 2.2